UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-06563

Calvert World Values Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2018
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert International Equity Fund
Calvert Mid-Cap Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund

Calvert International Equity Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

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2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
25	Board of Directors' Contract Approval
28	Officers and Directors
29	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Christopher M. Dyer, CFA and Ian Kirwan, each of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/02/1992	07/02/1992	4.38%	14.48%	4.74%	-0.01%
Class A with 4.75% Maximum Sales Charge	—	—	-0.57	9.03	3.73	-0.50
Class C at NAV	03/01/1994	07/02/1992	3.99	13.66	3.89	-0.86
Class C with 1% Maximum Sales Charge	—	—	2.99	12.66	3.89	-0.86
Class I at NAV	02/26/1999	07/02/1992	4.54	14.93	5.28	0.62

MSCI EAFE Index	—	—	2.63%	14.80%	6.49%	2.74%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.60%	2.56%	1.08%
Net				1.34	2.09	0.97

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	21.8%	Nestle SA	3.6%
Industrials	21.0%	Unilever plc	3.4%
Consumer Discretionary	13.8%	Melrose Industries plc	3.1%
Consumer Staples	12.0%	ASML Holding NV	3.0%
Health Care	11.2%	ORIX Corp.	2.8%
Information Technology	7.2%	Prudential plc	2.6%
Materials	5.3%	Novo Nordisk A/S, Class B	2.5%
Utilities	2.5%	Iberdrola SA	2.4%
High Social Impact Investments	2.3%	Kao Corp.	2.4%
Time Deposit	1.5%	Legrand SA	2.4%
Venture Capital Limited Partnership Interest	0.6%	Total	28.2%
Energy	0.6%
Venture Capital	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

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Endnotes and Additional Disclosures

[1]
MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,043.80	$6.78**	1.33%
Class C	$1,000.00	$1,039.90	$10.58**	2.08%
Class I	$1,000.00	$1,045.40	$4.90**	0.96%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.69**	1.33%
Class C	$1,000.00	$1,014.56	$10.45**	2.08%
Class I	$1,000.00	$1,020.15	$4.84**	0.96%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.

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CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.8%
Australia - 5.1%
Australia & New Zealand Banking Group Ltd.	156,773	3,262,969
Challenger Ltd.	393,268	3,522,037
CSL Ltd.	29,951	3,608,451
		10,393,457

Canada - 2.0%
CAE, Inc.	215,138	4,004,354

Denmark - 5.5%
Coloplast A/S, Class B	39,082	3,314,812
Novo Nordisk A/S, Class B	105,755	5,201,650
Novozymes A/S, Class B	53,068	2,762,733
		11,279,195

France - 4.4%
Kering SA	8,578	4,114,154
Legrand SA	62,995	4,942,626
		9,056,780

Germany - 6.5%
adidas AG	20,115	4,893,925
Continental AG	14,750	4,074,116
SAP SE	41,080	4,312,650
		13,280,691

Hong Kong - 4.3%
AIA Group Ltd.	556,597	4,758,167
Samsonite International SA	887,599	4,059,711
		8,817,878

Ireland - 1.5%
Shire plc	60,034	2,987,882

Japan - 19.2%
Don Quijote Holdings Co. Ltd.	85,000	4,871,373
FP Corp. (a)	60,000	3,900,410
Kao Corp.	65,941	4,950,418
Komatsu Ltd.	106,302	3,561,005
MISUMI Group, Inc.	147,095	4,073,889
Mitsubishi UFJ Financial Group, Inc.	619,499	4,116,953

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	SHARES	VALUE ($)
COMMON STOCKS - CONT'D
ORIX Corp. (a)	319,300	5,722,164
Santen Pharmaceutical Co. Ltd.	241,292	4,040,670
Seven & I Holdings Co. Ltd.	95,317	4,082,649
		39,319,531

Netherlands - 5.3%
ASML Holding NV	30,984	6,143,924
ING Groep NV	280,874	4,739,804
		10,883,728

Singapore - 1.9%
DBS Group Holdings Ltd.	189,328	3,999,051

South Africa - 1.8%
Naspers Ltd., Class N	10,418	2,549,419
Tiger Brands Ltd.	33,853	1,059,542
		3,608,961

Spain - 4.2%
Iberdrola SA	677,957	4,985,281
Industria de Diseno Textil SA	112,710	3,543,447
		8,528,728

Sweden - 6.2%
Assa Abloy AB, Class B	217,085	4,705,412
Indutrade AB	153,713	3,977,079
Swedbank AB, Class A (a)	177,930	3,998,149
		12,680,640

Switzerland - 5.3%
Lonza Group AG	15,087	3,558,104
Nestle SA	92,056	7,276,243
		10,834,347

Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	96,513	4,223,409

United Kingdom - 13.6%
Aviva plc	677,953	4,731,495
Melrose Industries plc (a)	1,927,641	6,245,752
Prudential plc	215,348	5,381,261
Unilever plc	124,594	6,910,302
Weir Group plc (The)	160,639	4,502,972
		27,771,782

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	SHARES	VALUE ($)
COMMON STOCKS - CONT'D
United States - 5.9%
Acuity Brands, Inc. (a)	15,135	2,106,641
Ecolab, Inc.	29,888	4,096,748
Oceaneering International, Inc.	69,757	1,293,295
Xylem, Inc.	58,446	4,495,666
		11,992,350

Total Common Stocks (Cost $165,794,738)		193,662,764

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Bioceptive, Inc.:
Series A (b)(c)(d)	582,574	—
Series B (b)(c)(d)	40,523	—
FINAE, Series D (b)(c)(d)	2,597,442	212,882
		212,882

Total Preferred Stocks (Cost $491,304)		212,882

		VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.6%
Africa Renewable Energy Fund LP (b)(c)(d)		686,645
BFSE Holding, BV LP (b)(c)(d)		181,090
Blackstone Clean Technology Partners LP (b)(c)(d)		10,740
China Environment Fund 2004 LP (b)(c)(d)		3,779
Emerald Sustainability Fund I LP (b)(c)(d)		104,865
gNet Defta Development Holding LLC (b)(c)(d)(e)		264,244
SEAF Central and Eastern European Growth Fund LLC (b)(c)(d)(e)		41,476
SEAF India International Growth Fund LP (b)(c)(d)		26,763

Total Venture Capital Limited Partnership Interest (Cost $2,529,287)		1,319,602

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
AFIG LLC, 6.00%, 5/31/18 (b)(c)	170,953	185,367
Windhorse International-Spring Health Water Ltd., 1.00%, 3/15/19 (b)(c)(f)	70,000	—

Total Venture Capital Debt Obligations (Cost $240,953)		185,367

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	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.3%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (b)(e)	4,431,583	4,208,099
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (b)(c)(g)	220,000	207,900
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (b)(c)(g)	283,000	269,699

Total High Social Impact Investments (Cost $4,934,583)		4,685,698

TIME DEPOSIT - 1.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	3,075,864	3,075,864

Total Time Deposit (Cost $3,075,864)		3,075,864

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio	12,444,856	12,444,856

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $12,444,856)		12,444,856

TOTAL INVESTMENTS (Cost $189,511,585) - 105.5%		215,587,033
Other assets and liabilities, net - (5.5%)		(11,317,681)
NET ASSETS - 100.0%		204,269,352

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $14,090,814.
(b) Restricted security. Total market value of restricted securities amounts to $6,403,549, which represents 3.1% of the net assets of the Fund as of March 31, 2018.
(c) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(d) Non-income producing security.
(e) Affiliated company (see Note 7).
(f) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 15, 2019 with 1% to be paid annually and the remaining interest due at maturity. As of March 31, 2018, security is in default with respect to its annual 1% interest payment.

(g) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2018.

Abbreviations:
ADR:	American Depositary Receipt

8 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

At March 31, 2018, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

SECTOR ALLOCATION	(% OF TOTAL INVESTMENTS)*
Financials	21.8%
Industrials	21.0%
Consumer Discretionary	13.8%
Consumer Staples	12.0%
Health Care	11.2%
Information Technology	7.2%
Materials	5.3%
Utilities	2.5%
High Social Impact Investments	2.3%
Time Deposit	1.5%
Venture Capital Limited Partnership Interest	0.6%
Energy	0.6%
Venture Capital	0.2%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
AFIG LLC, 6.00%, 5/31/18	10/11/12	170,953
Africa Renewable Energy Fund LP	4/17/14-2/22/18	670,726
BFSE Holding, BV LP	1/12/06-6/1/17	618,467
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	395,432
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	220,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	283,000
SEAF Central and Eastern European Growth Fund LLC	8/10/00-8/26/11	155,418
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Windhorse International-Spring Health Water Ltd., 1.00%, 3/15/19	2/12/14	70,000
See notes to financial statements.

www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $184,524,584) - including $14,090,814 of securities on loan	$211,073,214
Investments in securities of affiliated issuers, at value (identified cost $4,987,001)	4,513,819
Cash	40,179
Cash denominated in foreign currency, at value (cost $249,299)	248,244
Receivable for investments sold	536,877
Receivable for capital shares sold	316,189
Dividends and interest receivable	436,583
Interest receivable - affiliated	19,573
Securities lending income receivable	31,469
Tax reclaims receivable	285,531
Receivable from affiliates	19,909
Directors' deferred compensation plan	350,442
Other assets	2,351
Total assets	217,874,380

LIABILITIES
Payable for capital shares redeemed	483,953
Deposits for securities loaned	12,444,856
Payable to affiliates:
Investment advisory fee	131,345
Administrative fee	21,015
Distribution and service fees	37,458
Sub-transfer agency fee	21,088
Directors' deferred compensation plan	350,442
Accrued expenses	114,871
Total liabilities	13,605,028
Commitments and contingent liabilities (see Note 10)
NET ASSETS	$204,269,352

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$319,560,498
Accumulated distributions in excess of net investment income	(50,131)
Accumulated net realized loss	(141,322,877)
Net unrealized appreciation	26,081,862
Total	$204,269,352

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CALVERT INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited) - CONT'D

NET ASSET VALUE PER SHARE
Class A (based on net assets of $127,896,542 and 7,265,585 shares outstanding)	$17.60
Class C (based on net assets of $12,447,634 and 823,251 shares outstanding)	$15.12
Class I (based on net assets of $63,925,176 and 3,407,032 shares outstanding)	$18.76

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$18.48
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $153,828)	$1,381,622
Interest income - unaffiliated issuers	15,415
Non-cash dividend income - unaffiliated	119,202
Interest income - affiliated issuers	50,840
Securities lending income, net	32,144
Total investment income	1,599,223

EXPENSES
Investment advisory fee	826,792
Administrative fee	132,198
Distribution and service fees:
Class A	160,429
Class C	61,208
Directors' fees and expenses	2,629
Custodian fees	37,929
Transfer agency fees and expenses	195,051
Accounting fees	25,858
Professional fees	48,323
Registration fees	38,253
Reports to shareholders	16,305
Miscellaneous	19,978
Total expenses	1,564,953
Waiver and/or reimbursement of expenses by affiliates	(196,659)
Reimbursement of expenses-other	(2,351)
Net expenses	1,365,943
Net investment income	233,280

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	4,625,387
Foreign currency transactions	34,973
4,660,360

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	4,840,625
Investment securities - affiliated issuers	(34,007)
Foreign currency	(866)
4,805,752

Net realized and unrealized gain	9,466,112
Net increase in net assets resulting from operations	$9,699,392
See notes to financial statements.

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CALVERT INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$233,280	$2,944,365
Net realized gain	4,660,360	14,229,386
Net change in unrealized appreciation (depreciation)	4,805,752	10,933,290
Net increase in net assets resulting from operations	9,699,392	28,107,041

Distributions to shareholders from:
Net investment income:
Class A shares	(1,876,114)	(3,452,931)
Class C shares	(125,794)	(255,867)
Class I shares	(1,292,207)	(4,232,336)
Class Y shares	—	(513,395)
Total distributions to shareholders	(3,294,115)	(8,454,529)

Capital share transactions:
Class A shares	(2,446,156)	(41,965,309)
Class C shares	81,874	(2,798,431)
Class I shares	(10,291,659)	(72,272,764)
Class Y shares (a)	(25,569,482)	(558,951)
Net decrease in net assets from capital share transactions	(38,225,423)	(117,595,455)

TOTAL DECREASE IN NET ASSETS	(31,820,146)	(97,942,943)

NET ASSETS
Beginning of period	236,089,498	334,032,441
End of period (including accumulated undistributed (distributions in excess of) net investment income of ($50,131) and $3,010,704, respectively)	$204,269,352	$236,089,498

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

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CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$17.10		$15.49	$15.62		$16.51	$16.44	$13.49
Income from investment operations:
Net investment income (a)	0.01		0.17	0.34	(b)	0.18	0.15	0.08
Net realized and unrealized gain (loss)	0.75		1.84	(0.33)		(0.97)	0.02	2.98
Total from investment operations	0.76		2.01	0.01		(0.79)	0.17	3.06
Distributions from:
Net investment income	(0.26)		(0.40)	(0.14)		(0.10)	(0.10)	(0.11)
Total distributions	(0.26)		(0.40)	(0.14)		(0.10)	(0.10)	(0.11)
Total increase (decrease) in net asset value	0.50		1.61	(0.13)		(0.89)	0.07	2.95
Net asset value, ending	$17.60		$17.10	$15.49		$15.62	$16.51	$16.44
Total return (c)	4.38%	(d)	13.43%	0.04%		(4.78%)	0.99%	22.82%
Ratios to average net assets: (e)
Total expenses	1.47%	(f)(g)	1.58%	1.62%		1.67%	1.66%	1.76%
Net expenses	1.33%	(f)(g)	1.35%	1.38%		1.54%	1.66%	1.76%
Net investment income	0.16%	(f)	1.08%	2.20%	(b)	1.08%	0.88%	0.52%
Portfolio turnover	27%	(d)	138%	94%		97%	82%	40%
Net assets, ending (in thousands)	$127,897		$126,669	$156,757		$167,225	$263,718	$242,464

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.013 per share and 0.08% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
(g) Includes interest expense that rounds to 0.01%.
See notes to financial statements.

14 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$14.68		$13.31	$13.47		$14.27	$14.26	$11.71
Income from investment operations:
Net investment income (loss) (a)	(0.04)		0.05	0.19	(b)	0.04	(0.01)	(0.05)
Net realized and unrealized gain (loss)	0.64		1.59	(0.28)		(0.84)	0.02	2.60
Total from investment operations	0.60		1.64	(0.09)		(0.80)	0.01	2.55
Distributions from:
Net investment income	(0.16)		(0.27)	(0.07)		—	—	—
Total distributions	(0.16)		(0.27)	(0.07)		—	—	—
Total increase (decrease) in net asset value	0.44		1.37	(0.16)		(0.80)	0.01	2.55
Net asset value, ending	$15.12		$14.68	$13.31		$13.47	$14.27	$14.26
Total return (c)	3.99%	(d)	12.60%	(0.68%)		(5.61%)	0.07%	21.78%
Ratios to average net assets: (e)
Total expenses	2.22%	(f)(g)	2.54%	2.55%		2.58%	2.57%	2.65%
Net expenses	2.08%	(f)(g)	2.10%	2.14%		2.37%	2.57%	2.65%
Net investment income (loss)	(0.57%)	(f)	0.35%	1.42%	(b)	0.31%	(0.06%)	(0.40%)
Portfolio turnover	27%	(d)	138%	94%		97%	82%	40%
Net assets, ending (in thousands)	$12,448		$12,013	$13,613		$15,997	$17,173	$17,746

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.011 per share and 0.08% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
(g) Includes interest expense that rounds to 0.01%.
See notes to financial statements.

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CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$18.24		$16.53	$16.73		$17.68	$17.69	$14.52
Income from investment operations:
Net investment income (a)	0.05		0.21	0.44	(b)	0.30	0.28	0.17
Net realized and unrealized gain (loss)	0.79		2.01	(0.36)		(1.05)	0.02	3.24
Total from investment operations	0.84		2.22	0.08		(0.75)	0.30	3.41
Distributions from:
Net investment income	(0.32)		(0.51)	(0.28)		(0.20)	(0.31)	(0.24)
Total distributions	(0.32)		(0.51)	(0.28)		(0.20)	(0.31)	(0.24)
Total increase (decrease) in net asset value	0.52		1.71	(0.20)		(0.95)	(0.01)	3.17
Net asset value, ending	$18.76		$18.24	$16.53		$16.73	$17.68	$17.69
Total return (c)	4.54%	(d)	13.89%	0.41%		(4.27%)	1.64%	23.74%
Ratios to average net assets: (e)
Total expenses	1.22%	(f)(g)	1.06%	1.04%		1.03%	1.02%	1.06%
Net expenses	0.96%	(f)(g)	0.96%	0.95%		0.98%	1.02%	1.06%
Net investment income	0.50%	(f)	1.28%	2.67%	(b)	1.68%	1.53%	1.07%
Portfolio turnover	27%	(d)	138%	94%		97%	82%	40%
Net assets, ending (in thousands)	$63,925		$72,503	$140,129		$147,614	$92,318	$82,499

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.014 per share and 0.09% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
(g) Includes interest expense that rounds to 0.01%.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert International Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund invests primarily in equity securities of foreign companies.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of

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trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

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The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Canada	$4,004,354	$—		$—	$4,004,354
Taiwan	4,223,409	—		—	4,223,409
United States	11,992,350	—		—	11,992,350
Other Countries(2)	—	173,442,651		—	173,442,651
Total Common Stocks	$20,220,113	$173,442,651	(2)	$—	$193,662,764
Preferred Stocks - Venture Capital	—	—		212,882	212,882
Venture Capital Limited Partnership Interest	—	—		1,319,602	1,319,602
Venture Capital Debt Obligations	—	—		185,367	185,367
High Social Impact Investments	—	4,208,099		477,599	4,685,698
Time Deposit	—	3,075,864		—	3,075,864
Short Term Investment of Cash Collateral for Securities Loaned	12,444,856	—		—	12,444,856
Total Investments	$32,664,969	$180,726,614		$2,195,450	$215,587,033

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.

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F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.75% on the first $250 million, 0.725% on the next $250 million and 0.675% on the excess of $500 million. For the six months ended March 31, 2018, the investment advisory fee amounted to $826,792 or 0.75% (annualized) of the Fund’s average daily net assets.
Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee. Prior to November 1, 2017, Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., served as sub-adviser to the Fund.
CRM and EVAIL (EVMI prior to November 1, 2017) have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.32%, 2.07% and 0.95% for Class A, Class C and Class I, respectively, and prior to the close of business on December 8, 2017, 1.08% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM, EVAIL and EVMI waived or reimbursed expenses of $196,659.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. For the six months ended March 31, 2018, CRM was paid administrative fees of $132,198.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal

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services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $160,429 and $61,208 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $10,039 as its portion of the sales charge on sales of Class A shares and $301 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $34,913 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $2,351, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $58,175,875 and $99,843,692, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $116,328,900 and deferred capital losses of $29,369,598 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on September 30, 2018 ($105,942,268) and September 30, 2019 ($10,386,632) and their character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2017, $11,471,284 are short-term and $17,898,314 are long-term.
Under tax regulations, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$189,824,796
Gross unrealized appreciation	$30,718,086
Gross unrealized depreciation	(4,955,849)
Net unrealized appreciation (depreciation)	$25,762,237
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is

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determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan was $14,090,814 and the total value of collateral received was $14,542,476, comprised of cash of $12,444,856 and U.S. Government and/or agencies securities of $2,097,620.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$14,542,476	$—	$—	$—	$14,542,476
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.
NOTE 7 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC’s Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently two Fund Board members (one of whom is CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC’s Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund intends to request a new exemptive order from the SEC to permit additional investment in CIC notes.
In addition, an affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2018, the value of the Fund’s investment in affiliated companies was $4,513,819, which represents 2.21% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the six months ended March 31, 2018 were as follows:

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Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes,
1.50%, 12/15/19	$4,431,583	$—	$—	$4,431,583	$4,208,099	$50,840	$—	$—	($15,554)
Venture Capital Limited Partnership Interests
SEAF Central and Eastern European Growth Fund LLC	—	—	—	—	41,476	—	—	—	(2,186)
gNet Defta Development Holding LLC	—	—	—	—	264,244	—	—	—	(16,267)
TOTALS					$4,513,819	$50,840	$—	$—	($34,007)
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and the year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	397,052	$7,013,315	1,029,743	$16,222,534
Reinvestment of distributions	98,914	1,738,914	201,970	2,962,903
Shares redeemed	(637,498)	(11,198,385)	(3,947,550)	(61,150,746)
Net decrease	(141,532)	($2,446,156)	(2,715,837)	($41,965,309)

Class C
Shares sold	64,691	$982,477	96,471	$1,308,982
Reinvestment of distributions	7,788	117,825	17,336	219,647
Shares redeemed	(67,566)	(1,018,428)	(318,474)	(4,327,060)
Net increase (decrease)	4,913	$81,874	(204,667)	($2,798,431)

Class I
Shares sold	255,688	$4,826,368	1,883,414	$30,617,396
Reinvestment of distributions	66,384	1,242,701	139,987	2,183,790
Shares redeemed	(2,341,197)	(43,497,143)	(6,522,307)	(105,073,950)
Conversion from Class Y	1,450,354	27,136,415	—	—
Net decrease	(568,771)	($10,291,659)	(4,498,906)	($72,272,764)

Class Y (1)
Shares sold	138,696	$2,537,558	755,439	$12,598,704
Reinvestment of distributions	—	—	24,315	375,908
Shares redeemed	(52,997)	(970,625)	(840,197)	(13,533,563)
Conversion to Class I	(1,464,783)	(27,136,415)	—	—
Net decrease	(1,379,084)	($25,569,482)	(60,443)	($558,951)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
NOTE 10 — CAPITAL COMMITMENTS
In connection with certain venture capital and/or limited partnership investments, the Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totaled $367,546 at March 31, 2018. The Fund had sufficient cash and/or securities to cover these commitments.
The Fund's unfunded capital commitments by investment at March 31, 2018 were as follows:

Name of Investment	Unfunded Commitment at 3/31/18
Africa Renewable Energy Fund LP	$329,274
Blackstone Clean Technology Partners LP	508
China Environment Fund 2004 LP	37,764
Total	$367,546

24 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

BOARD OF DIRECTORS' CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Equity Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had underperformed the median of its peer universe and its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement, although the Board noted that the sub-advisory fee schedule contained breakpoints. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert International Equity Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert International Equity Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

28 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT INTERNATIONAL EQUITY FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Adviser Eaton Vance Advisers International Ltd. 125 Old Broad Street London, EC2N 1AR	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24208 3.31.2018

Calvert Mid-Cap Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
23	Board of Directors’ Contract Approval
26	Officers and Directors
27	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Charles B. Gaffney of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/1994	10/31/1994	4.34%	8.84%	7.72%	8.03%
Class A with 4.75% Maximum Sales Charge	—	—	-0.63	3.66	6.68	7.51
Class C at NAV	10/31/1994	10/31/1994	3.96	8.01	6.91	7.19
Class C with 1% Maximum Sales Charge	—	—	3.05	7.06	6.91	7.19
Class I at NAV	06/03/2003	10/31/1994	4.55	9.25	8.27	8.74

Russell Midcap® Index	—	—	5.58%	12.20%	12.08%	10.21%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.34%	2.18%	0.88%
Net				1.21	1.96	0.86

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	17.7%	Extra Space Storage, Inc.	1.8%
Financials	15.0%	First American Financial Corp.	1.8%
Industrials	13.8%	National Retail Properties, Inc.	1.8%
Consumer Discretionary	13.6%	Equity Residential	1.7%
Health Care	10.0%	CMS Energy Corp.	1.6%
Real Estate	8.8%	Fiserv, Inc.	1.6%
Materials	5.9%	GoDaddy, Inc., Class A	1.5%
Utilities	5.3%	LKQ Corp.	1.5%
Consumer Staples	4.6%	Aptiv plc	1.5%
Energy	3.7%	AMETEK, Inc.	1.4%
High Social Impact Investments	1.3%	Total	16.2%
Time Deposit	0.3%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

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Endnotes and Additional Disclosures

[1]
Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,043.40	$6.16**	1.21%
Class C	$1,000.00	$1,039.60	$9.97**	1.96%
Class I	$1,000.00	$1,045.50	$4.39**	0.86%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.09**	1.21%
Class C	$1,000.00	$1,015.16	$9.85**	1.96%
Class I	$1,000.00	$1,020.64	$4.33**	0.86%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.

4 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT MID-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.3%
Aerospace & Defense - 2.1%
CAE, Inc.	137,600	2,561,143
Hexcel Corp.	41,153	2,658,072
		5,219,215

Auto Components - 2.8%
Aptiv plc	42,009	3,569,505
Delphi Technologies plc	66,969	3,191,073
		6,760,578

Banks - 5.0%
Bank of the Ozarks, Inc.	47,510	2,293,308
First Republic Bank	31,225	2,891,747
Great Western Bancorp, Inc.	41,228	1,660,251
KeyCorp	155,254	3,035,216
Sterling Bancorp	106,700	2,406,085
		12,286,607

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	10,397	1,158,850
Incyte Corp. (a)(b)	9,476	789,635
Vertex Pharmaceuticals, Inc. (a)	7,200	1,173,456
		3,121,941

Capital Markets - 2.4%
Cboe Global Markets, Inc.	24,224	2,763,958
E*Trade Financial Corp. (a)	57,188	3,168,787
		5,932,745

Chemicals - 1.3%
Ecolab, Inc.	22,700	3,111,489

Commercial Services & Supplies - 3.8%
Deluxe Corp.	43,300	3,204,633
Multi-Color Corp.	46,300	3,058,115
Republic Services, Inc.	44,700	2,960,481
		9,223,229

Communications Equipment - 1.0%
NETGEAR, Inc. (a)	41,600	2,379,520

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Consumer Finance - 2.4%
Ally Financial, Inc.	110,200	2,991,930
OneMain Holdings, Inc. (a)	94,400	2,826,336
		5,818,266

Containers & Packaging - 3.5%
AptarGroup, Inc.	31,000	2,784,730
Ball Corp. (b)	79,322	3,149,877
WestRock Co.	42,927	2,754,625
		8,689,232

Distributors - 1.5%
LKQ Corp. (a)	95,051	3,607,185

Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc. (a)	32,228	3,213,776
ServiceMaster Global Holdings, Inc. (a)	52,949	2,692,457
		5,906,233

Electric Utilities - 1.2%
Xcel Energy, Inc.	65,000	2,956,200

Electrical Equipment - 2.0%
Acuity Brands, Inc. (b)	9,800	1,364,062
AMETEK, Inc.	45,632	3,466,663
		4,830,725

Electronic Equipment, Instruments & Components - 2.4%
Dolby Laboratories, Inc., Class A	50,925	3,236,793
FLIR Systems, Inc.	55,200	2,760,552
		5,997,345

Energy Equipment & Services - 3.7%
Core Laboratories NV (b)	28,400	3,073,448
Oceaneering International, Inc.	112,781	2,090,960
TechnipFMC plc	83,602	2,462,079
US Silica Holdings, Inc. (b)	51,700	1,319,384
		8,945,871

Equity Real Estate Investment Trusts (REITs) - 8.8%
AvalonBay Communities, Inc.	19,032	3,130,003
DCT Industrial Trust, Inc.	46,100	2,597,274
Equity Residential	69,200	4,264,104
Extra Space Storage, Inc. (b)	51,782	4,523,675
Mid-America Apartment Communities, Inc.	29,300	2,673,332
National Retail Properties, Inc.	111,392	4,373,250
		21,561,638

6 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Food & Staples Retailing - 1.3%
Performance Food Group Co. (a)	104,000	3,104,400

Food Products - 2.2%
McCormick & Co., Inc. (b)	27,575	2,933,704
Pinnacle Foods, Inc.	47,692	2,580,137
		5,513,841

Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	87,400	2,387,768
Teleflex, Inc.	10,625	2,709,163
West Pharmaceutical Services, Inc.	27,525	2,430,182
		7,527,113

Health Care Providers & Services - 1.9%
Chemed Corp.	7,900	2,155,594
Humana, Inc.	9,241	2,484,258
		4,639,852

Health Care Technology - 0.8%
Cotiviti Holdings, Inc. (a)	57,300	1,973,412

Hotels, Restaurants & Leisure - 1.0%
Texas Roadhouse, Inc.	43,200	2,496,096

Household Products - 1.1%
Central Garden & Pet Co., Class A (a)	68,900	2,729,129

Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	72,200	2,887,278

Insurance - 5.2%
Alleghany Corp.	5,238	3,218,437
American Financial Group, Inc.	24,283	2,725,038
First American Financial Corp.	76,571	4,493,186
RLI Corp.	34,600	2,193,294
		12,629,955

Internet Software & Services - 2.8%
Dropbox, Inc., Class A (a)	6,878	214,938
GoDaddy, Inc., Class A (a)	59,500	3,654,490
Twitter, Inc. (a)	107,200	3,109,872
		6,979,300

IT Services - 4.6%
Amdocs Ltd.	45,289	3,021,682
Euronet Worldwide, Inc. (a)	20,700	1,633,644

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fiserv, Inc. (a)	53,400	3,807,954
Leidos Holdings, Inc.	42,800	2,799,120
		11,262,400

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	21,000	1,404,900

Machinery - 4.7%
Dover Corp.	29,500	2,897,490
Fortive Corp.	44,617	3,458,710
ITT, Inc.	61,500	3,012,270
Parker-Hannifin Corp.	12,900	2,206,287
		11,574,757

Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	30,045	2,576,058

Multi-Utilities - 2.9%
CMS Energy Corp.	86,471	3,916,272
Sempra Energy (b)	29,547	3,286,217
		7,202,489

Pharmaceuticals - 2.3%
Jazz Pharmaceuticals plc (a)	16,900	2,551,731
Zoetis, Inc.	38,055	3,177,973
		5,729,704

Road & Rail - 1.2%
Kansas City Southern	26,500	2,911,025

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)(b)	130,400	1,310,520
Analog Devices, Inc.	31,300	2,852,369
Lam Research Corp.	5,800	1,178,328
Microchip Technology, Inc. (b)	8,000	730,880
Skyworks Solutions, Inc.	6,500	651,690
		6,723,787

Software - 3.0%
Blackbaud, Inc.	25,880	2,634,843
Intuit, Inc.	14,065	2,438,168
RealPage, Inc. (a)	45,000	2,317,500
		7,390,511

8 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Specialty Retail - 2.2%
Tiffany & Co.	27,900	2,724,714
Ulta Beauty, Inc. (a)	13,600	2,778,072
		5,502,786

Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	119,400	2,617,248

Textiles, Apparel & Luxury Goods - 3.7%
Carter's, Inc.	24,000	2,498,400
lululemon athletica, inc. (a)	34,700	3,092,464
Tapestry, Inc.	65,500	3,445,955
		9,036,819

Total Common Stocks (Cost $220,182,353)		240,760,879

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 1.3%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (c)(d)	2,619,488	2,487,387
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (c)(e)(f)	309,000	292,005
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (c)(e)(f)	398,000	379,294

Total High Social Impact Investments (Cost $3,326,488)		3,158,686

TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	738,526	738,526

Total Time Deposit (Cost $738,526)		738,526

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio	1,336,704	1,336,704

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,336,704)		1,336,704

TOTAL INVESTMENTS (Cost $225,584,071) - 100.5%		245,994,795
Other assets and liabilities, net - (0.5%)		(1,103,036)
NET ASSETS - 100.0%		244,891,759

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $19,093,439.
(c) Restricted security. Total market value of restricted securities amounts to $3,158,686, which represents 1.3% of the net assets of the Fund as of March 31, 2018.
(d) Affiliated company (see Note 7).
(e) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2018.

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RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,619,488
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	309,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	398,000
See notes to financial statements.

10 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT MID-CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $222,964,583) - including $19,093,439 of securities on loan	$243,507,408
Investments in securities of affiliated issuers, at value (identified cost $2,619,488)	2,487,387
Cash	28,719
Cash denominated in foreign currency, at value (cost $8,159)	8,170
Receivable for capital shares sold	329,732
Dividends and interest receivable	277,090
Interest receivable - affiliated	11,679
Securities lending income receivable	3,434
Receivable from affiliates	15,479
Directors' deferred compensation plan	311,532
Other assets	2,747
Total assets	246,983,377

LIABILITIES
Payable for capital shares redeemed	96,043
Deposits for securities loaned	1,336,704
Payable to affiliates:
Investment advisory fee	136,934
Administrative fee	25,280
Distribution and service fees	47,130
Sub-transfer agency fee	19,726
Directors' deferred compensation plan	311,532
Accrued expenses	118,269
Total liabilities	2,091,618
NET ASSETS	$244,891,759

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$220,358,966
Accumulated undistributed net investment income	84,920
Accumulated undistributed net realized gain	4,037,191
Net unrealized appreciation	20,410,682
Total	$244,891,759

NET ASSET VALUE PER SHARE
Class A (based on net assets of $151,820,156 and 4,804,136 shares outstanding)	$31.60
Class C (based on net assets of $16,710,470 and 744,641 shares outstanding)	$22.44
Class I (based on net assets of $76,361,133 and 2,058,551 shares outstanding)	$37.09

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$33.18
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT MID-CAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $9,304)	$1,806,463
Interest income - unaffiliated issuers	8,035
Interest income - affiliated issuers	19,319
Securities lending income, net	10,861
Total investment income	1,844,678

EXPENSES
Investment advisory fee	823,515
Administrative fee	151,997
Distribution and service fees:
Class A	196,807
Class C	87,961
Directors' fees and expenses	6,120
Custodian fees	18,387
Transfer agency fees and expenses	196,806
Accounting fees	24,862
Professional fees	20,805
Registration fees	41,455
Reports to shareholders	18,264
Miscellaneous	18,512
Total expenses	1,605,491
Waiver and/or reimbursement of expenses by affiliates	(134,555)
Reimbursement of expenses-other	(2,747)
Net expenses	1,468,189
Net investment income	376,489

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	3,999,201
Foreign currency transactions	839
4,000,040

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	6,744,510
Investment securities - affiliated issuers	(9,194)
Foreign currency	(35)
6,735,281

Net realized and unrealized gain	10,735,321

Net increase in net assets resulting from operations	$11,111,810
See notes to financial statements.

12 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT MID-CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$376,489	$2,394,655
Net realized gain	4,000,040	34,590,028
Net change in unrealized appreciation (depreciation)	6,735,281	5,294,700
Net increase in net assets resulting from operations	11,111,810	42,279,383

Distributions to shareholders from:
Net investment income:
Class A shares	(168,929)	(920,858)
Class I shares	(299,123)	(1,312,875)
Class Y shares	—	(56,984)
Net realized gain:
Class A shares	(14,654,867)	(45,181)
Class C shares	(2,174,802)	(7,085)
Class I shares	(6,407,640)	(32,799)
Class Y shares	—	(2,238)
Total distributions to shareholders	(23,705,361)	(2,378,020)

Capital share transactions:
Class A shares	(156,118)	(53,531,833)
Class C shares	31,746	(7,175,069)
Class I shares	11,139,448	(113,050,738)
Class Y shares (a)	(12,283,707)	(2,973,415)
Net decrease in net assets from capital share transactions	(1,268,631)	(176,731,055)

TOTAL DECREASE IN NET ASSETS	(13,862,182)	(136,829,692)

NET ASSETS
Beginning of period	258,753,941	395,583,633
End of period (including accumulated undistributed net investment income of $84,920 and $176,483, respectively)	$244,891,759	$258,753,941

(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

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CALVERT MID-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$33.40		$29.68	$33.41		$36.99	$36.83	$31.45
Income from investment operations:
Net investment income (loss) (a)	0.04		0.20	0.02	(b)	(0.16)	(0.14)	(0.18)
Net realized and unrealized gain (loss)	1.38		3.68	(0.67)		1.91	2.94	7.49
Total from investment operations	1.42		3.88	(0.65)		1.75	2.80	7.31
Distributions from:
Net investment income	(0.04)		(0.15)	—		—	—	—
Net realized gain	(3.18)		(0.01)	(3.08)		(5.33)	(2.64)	(1.93)
Total distributions	(3.22)		(0.16)	(3.08)		(5.33)	(2.64)	(1.93)
Total increase (decrease) in net asset value	(1.80)		3.72	(3.73)		(3.58)	0.16	5.38
Net asset value, ending	$31.60		$33.40	$29.68		$33.41	$36.99	$36.83
Total return (c)	4.34%	(d)	13.11%	(2.08%)		4.90%	7.90%	24.74%
Ratios to average net assets: (e)
Total expenses	1.29%	(f)	1.34%	1.37%		1.41%	1.43%	1.48%
Net expenses	1.21%	(f)	1.21%	1.31%		1.41%	1.43%	1.48%
Net investment income (loss)	0.24%	(f)	0.64%	0.07%	(b)	(0.43%)	(0.36%)	(0.53%)
Portfolio turnover	26%	(d)	162%	199%		74%	81%	73%
Net assets, ending (in thousands)	$151,820		$159,951	$192,402		$223,328	$215,683	$207,257

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT MID-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$24.55		$21.87	$25.62		$29.76	$30.35	$26.44
Income from investment operations:
Net investment loss (a)	(0.06)		(0.03)	(0.16)	(b)	(0.34)	(0.34)	(0.36)
Net realized and unrealized gain (loss)	1.00		2.72	(0.51)		1.53	2.39	6.20
Total from investment operations	0.94		2.69	(0.67)		1.19	2.05	5.84
Distributions from:
Net realized gain	(3.05)		(0.01)	(3.08)		(5.33)	(2.64)	(1.93)
Total distributions	(3.05)		(0.01)	(3.08)		(5.33)	(2.64)	(1.93)
Total increase (decrease) in net asset value	(2.11)		2.68	(3.75)		(4.14)	(0.59)	3.91
Net asset value, ending	$22.44		$24.55	$21.87		$25.62	$29.76	$30.35
Total return (d)	3.96%	(c)	12.29%	(2.87%)		4.09%	7.06%	23.81%
Ratios to average net assets: (e)
Total expenses	2.04%	(f)	2.18%	2.16%		2.21%	2.19%	2.25%
Net expenses	1.96%	(f)	1.96%	2.09%		2.21%	2.19%	2.25%
Net investment loss	(0.51%)	(f)	(0.12%)	(0.72%)	(b)	(1.23%)	(1.12%)	(1.30%)
Portfolio turnover	26%	(c)	162%	199%		74%	81%	73%
Net assets, ending (in thousands)	$16,710		$18,146	$22,885		$29,837	$27,588	$25,311

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Not annualized.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

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CALVERT MID-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$38.70		$34.38	$38.05		$41.19	$40.50	$34.18
Income from investment operations:
Net investment income (a)	0.11		0.41	0.19	(b)	0.06	0.10	0.03
Net realized and unrealized gain (loss)	1.61		4.22	(0.78)		2.13	3.23	8.22
Total from investment operations	1.72		4.63	(0.59)		2.19	3.33	8.25
Distributions from:
Net investment income	(0.15)		(0.30)	—		—	—	—
Net realized gain	(3.18)		(0.01)	(3.08)		(5.33)	(2.64)	(1.93)
Total distributions	(3.33)		(0.31)	(3.08)		(5.33)	(2.64)	(1.93)
Total increase (decrease) in net asset value	(1.61)		4.32	(3.67)		(3.14)	0.69	6.32
Net asset value, ending	$37.09		$38.70	$34.38		$38.05	$41.19	$40.50
Total return (c)	4.55%	(d)	13.53%	(1.64%)		5.53%	8.53%	25.55%
Ratios to average net assets: (e)
Total expenses	1.04%	(f)	0.88%	0.86%		0.83%	0.82%	0.85%
Net expenses	0.86%	(f)	0.86%	0.84%		0.83%	0.82%	0.85%
Net investment income	0.61%	(f)	1.14%	0.55%	(b)	0.14%	0.24%	0.08%
Portfolio turnover	26%	(d)	162%	199%		74%	81%	73%
Net assets, ending (in thousands)	$76,361		$68,748	$166,759		$236,228	$156,677	$130,705

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Mid-Cap Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser, and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair

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value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$240,760,879	(2)	$—	$—	$240,760,879
High Social Impact Investments	—		2,487,387	671,299	3,158,686
Time Deposit	—		738,526	—	738,526
Short Term Investment of Cash Collateral for Securities Loaned	1,336,704		—	—	1,336,704
Total Investments	$242,097,583		$3,225,913	$671,299	$245,994,795

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

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C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.65% of the Fund's average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $823,515 of the Fund's average daily net assets.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.21%, 1.96% and 0.86% for Class A, Class C and Class I, respectively, and prior to the close of business on December 8, 2017, 0.96% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $129,645.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the administrative fee through January 31, 2018 for Class I. For the six months ended March 31, 2018, CRM was paid administrative fees of $151,997, of which $4,910 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal

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underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $196,807 and $87,961 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $8,741 and its portion of the sales charge on sales of Class A shares and $1,072 of contingent deferred sales charges paid by the Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $32,111 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM's Chief Executive Officer and four additional members. Each member (other than CRM's Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds' former investment adviser, and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund's allocated portion of such expense and reimbursement was $2,747, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $64,844,776 and $90,312,417, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$225,633,407
Gross unrealized appreciation	$29,128,472
Gross unrealized depreciation	(8,767,084)
Net unrealized appreciation (depreciation)	$20,361,388
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed

20 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan was $19,093,439 and the total value of collateral received was $19,315,618, comprised of cash of $1,336,704 and U.S. Government and/or agencies securities of $17,978,914.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$19,315,618	$—	$—	$—	$19,315,618
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.
NOTE 7 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between the CIC's Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently two Fund Board members (one of whom is CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on the CIC's Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund intends to request a new exemptive order from the SEC to permit additional investment in CIC notes.

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In addition, an affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2018, the value of the Fund's investment in affiliated companies was $2,487,387, which represents 1.0% of the Fund's net assets. Transactions in affiliated companies by the Fund for the six months ended March 31, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes,
1.50%, 12/15/19	$2,619,488	$—	$—	$2,619,488	$2,487,387	$19,319	$—	$—	($9,194)
TOTAL					$2,487,387	$19,319	$—	$—	($9,194)
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and the year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	130,240	$4,225,057	461,089	$14,551,836
Reinvestment of distributions	454,005	14,183,104	29,416	924,908
Shares redeemed	(569,100)	(18,564,279)	(2,184,626)	(69,008,577)
Net increase (decrease)	15,145	($156,118)	(1,694,121)	($53,531,833)

Class C
Shares sold	22,834	$540,838	53,038	$1,235,476
Reinvestment of distributions	91,560	2,035,380	259	6,012
Shares redeemed	(108,910)	(2,544,472)	(360,391)	(8,416,557)
Net increase (decrease)	5,484	$31,746	(307,094)	($7,175,069)

Class I
Shares sold	230,450	$8,727,787	926,505	$33,800,648
Reinvestment of distributions	178,045	6,520,017	36,631	1,330,971
Shares redeemed	(402,605)	(15,153,120)	(4,036,797)	(148,182,357)
Conversion from Class Y	276,006	11,044,764	—	—
Net increase (decrease)	281,896	$11,139,448	(3,073,661)	($113,050,738)

Class Y (1)
Shares sold	26,967	$926,227	329,364	$10,605,042
Reinvestment of distributions	—	—	1,469	46,876
Shares redeemed	(63,076)	(2,165,170)	(429,505)	(13,625,333)
Conversion to Class I	(314,651)	(11,044,764)	—	—
Net decrease	(350,760)	($12,283,707)	(98,672)	($2,973,415)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Mid-Cap Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

24 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had underperformed the median of its peer universe and its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 25

OFFICERS AND DIRECTORS

Officers of Calvert Mid-Cap Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert Mid-Cap Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

26 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 27

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CALVERT MID-CAP FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24210 3.31.2018

Calvert International Opportunities Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
24	Board of Directors’ Contract Approval
27	Officers and Directors
28	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Aidan M. Farrell of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	7.96%	29.50%	10.78%	5.49%
Class A with 4.75% Maximum Sales Charge	—	—	2.85	23.33	9.70	4.97
Class C at NAV	07/31/2007	05/31/2007	7.56	28.58	9.83	4.60
Class C with 1% Maximum Sales Charge	—	—	6.56	27.58	9.83	4.60
Class I at NAV	05/31/2007	05/31/2007	8.13	30.01	11.24	5.94

MSCI EAFE SMID Cap Index	—	—	4.89%	20.46%	9.88%	5.11%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.48%	2.61%	1.07%
Net				1.43	2.26	1.07

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Industrials	23.3%	Melrose Industries plc	1.7%
Consumer Discretionary	19.1%	Amer Sports Oyj	1.7%
Financials	13.5%	Brenntag AG	1.6%
Real Estate	9.7%	Indutrade AB	1.5%
Information Technology	8.3%	WH Smith plc	1.4%
Health Care	7.4%	IMCD Group NV	1.4%
Materials	6.8%	Trelleborg AB, Class B	1.4%
Consumer Staples	5.3%	Tokyo Century Corp.	1.4%
Utilities	2.0%	Yamaha Corp.	1.4%
Exchange-Traded Funds	1.4%	SpareBank 1 SR-Bank ASA	1.4%
Time Deposit	1.3%	Total	14.9%
Energy	1.0%
High Social Impact Investments	0.5%
Telecommunication Services	0.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
MSCI EAFE SMID Cap Index is an unmanaged index of small & mid-capitalization equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD* (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,079.60	$7.26**	1.40%
Class C	$1,000.00	$1,075.60	$11.13**	2.15%
Class I	$1,000.00	$1,081.30	$6.02**	1.16%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.95	$7.04**	1.40%
Class C	$1,000.00	$1,014.21	$10.80**	2.15%
Class I	$1,000.00	$1,019.15	$5.84**	1.16%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017.

** Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.

4 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.6%
Australia - 3.6%
BlueScope Steel Ltd.	43,662	513,691
BWX Ltd.	227,331	851,901
Challenger Ltd.	285,141	2,553,671
GDI Property Group	1,630,223	1,543,618
IOOF Holdings Ltd.	161,697	1,275,431
National Storage REIT (a)(b)	807,898	980,061
Super Retail Group Ltd. (b)	272,487	1,432,703
		9,151,076

Austria - 1.5%
ams AG	12,798	1,343,920
CA Immobilien Anlagen AG	76,545	2,561,282
		3,905,202

Belgium - 1.7%
Kinepolis Group NV	21,410	1,421,742
Melexis NV	17,366	1,736,086
Montea SCA	20,075	1,062,045
		4,219,873

Canada - 1.9%
CAE, Inc.	174,405	3,246,193
Kinaxis, Inc. (a)	25,086	1,613,012
		4,859,205

Denmark - 1.9%
SimCorp AS	30,488	2,130,836
Topdanmark AS (a)	57,558	2,717,758
		4,848,594

Finland - 2.5%
Amer Sports Oyj (a)	138,318	4,268,513
Technopolis Oyj (b)	473,494	2,140,640
		6,409,153

France - 3.9%
Groupe Open	28,571	1,192,487
Kaufman & Broad S.A.	22,733	1,196,319
Mediawan S.A. (a)	82,259	1,301,127
Metropole Television S.A.	114,479	2,949,410
Rubis SCA	44,055	3,182,027
		9,821,370

www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Germany - 5.9%
Axel Springer SE	24,318	2,034,278
Basler AG	338	71,949
Brenntag AG	69,339	4,127,897
Carl Zeiss Meditec AG	26,075	1,662,125
Freenet AG	30,527	929,058
Norma Group SE	37,517	2,811,929
Rational AG	2,295	1,443,693
Salzgitter AG	11,683	597,655
Sirius Real Estate Ltd. (b)	1,537,692	1,327,149
		15,005,733

Hong Kong - 1.5%
Hysan Development Co. Ltd.	342,794	1,819,152
Johnson Electric Holdings Ltd.	550,114	2,070,095
		3,889,247

Ireland - 1.3%
Kingspan Group plc	30,443	1,289,166
UDG Healthcare plc	168,166	2,048,554
		3,337,720

Italy - 5.5%
Amplifon SpA	152,366	2,708,799
Banca Generali SpA	62,314	2,010,476
FinecoBank Banca Fineco SpA	265,955	3,201,106
MARR SpA	99,780	2,966,456
Moncler SpA	83,089	3,162,217
		14,049,054

Japan - 28.7%
77 Bank Ltd. (The)	77,153	1,842,642
Ariake Japan Co. Ltd.	31,614	2,535,732
Asahi Co. Ltd.	234,797	2,874,642
Asahi Intecc Co. Ltd.	74,256	2,990,286
Asics Corp.	78,300	1,458,412
Daiichikosho Co. Ltd.	59,163	3,111,752
Dowa Holdings Co. Ltd. (b)	12,212	436,998
Eiken Chemical Co. Ltd.	59,218	1,495,494
FP Corp.	50,617	3,290,451
Fuji Seal International, Inc.	74,497	2,970,796
GLP J-REIT	1,480	1,637,927
GMO internet, Inc. (b)	94,939	2,052,637
Heiwa Real Estate REIT, Inc.	2,468	2,380,271
HIS Co. Ltd.	69,000	2,513,700
Japan Hotel REIT Investment Corp.	2,136	1,518,592
Like Co. Ltd. (b)	84,858	1,768,544

6 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Morinaga & Co. Ltd.	45,764	2,019,094
Nippon Light Metal Holdings Co. Ltd.	217,746	569,297
Nishi-Nippon Financial Holdings, Inc.	151,619	1,792,548
Nohmi Bosai Ltd.	135,250	2,919,465
Nomura Co. Ltd.	93,494	2,005,344
Okamura Corp. (b)	167,000	2,300,383
Oyo Corp.	119,703	1,682,613
Penta-Ocean Construction Co. Ltd.	348,708	2,572,719
Press Kogyo Co., Ltd. (b)	408,350	2,447,425
Relia, Inc.	155,480	1,901,314
Sakata INX Corp.	61,103	911,028
Sakata Seed Corp.	84,648	2,975,927
Sanden Holdings Corp. (a)	74,322	1,043,333
Sumco Corp.	83,348	2,176,847
Tokyo Century Corp.	57,357	3,595,071
Tosei Corp.	93,741	1,130,860
UACJ Corp. (b)	16,048	412,230
Yamaha Corp.	81,700	3,588,652
Yokohama Reito Co. Ltd. (b)	211,614	2,081,754
		73,004,780

Luxembourg - 0.2%
APERAM S.A.	10,300	493,219

Netherlands - 3.2%
Aalberts Industries NV	68,284	3,479,781
Core Laboratories NV (b)	10,031	1,085,555
IMCD Group NV	58,703	3,610,665
		8,176,001

Norway - 1.8%
Europris ASA (c)	284,008	915,971
SpareBank 1 SR-Bank ASA	318,408	3,499,869
		4,415,840

Singapore - 1.4%
Frasers Centrepoint Trust (b)	853,235	1,427,021
Keppel REIT	1,655,200	1,531,804
SIIC Environment Holdings Ltd. (b)	1,650,628	586,971
		3,545,796

Spain - 0.5%
Acciona SA (b)	17,060	1,297,032

Sweden - 6.3%
Avanza Bank Holding AB (b)	27,279	1,442,565
Boliden AB	35,351	1,243,946

www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bufab AB	255,846	3,314,638
Husqvarna AB, Class B	255,522	2,470,224
Indutrade AB	147,986	3,828,902
Trelleborg AB, Class B	143,063	3,604,921
		15,905,196

Switzerland - 4.0%
Belimo Holding AG	411	1,664,107
Galenica AG (a)(c)	31,062	1,643,389
Logitech International SA	44,092	1,618,393
Lonza Group AG	11,129	2,624,653
Vontobel Holding AG	25,415	1,575,632
VZ Holding AG	3,862	1,048,597
		10,174,771

United Kingdom - 17.7%
Abcam plc	78,941	1,371,009
Bellway plc	63,179	2,703,747
Bodycote plc	231,841	2,916,667
Croda International plc	33,900	2,177,782
Dechra Pharmaceuticals plc	56,703	2,089,597
DS Smith plc	504,583	3,334,335
Grainger plc	464,657	1,883,869
Halma plc	183,669	3,040,320
Hansteen Holdings plc	776,356	1,391,010
Hastings Group Holdings plc (c)	492,829	1,809,044
Hiscox Ltd.	169,419	3,456,648
Inchcape plc	339,048	3,287,191
Melrose Industries plc (b)	1,356,944	4,396,636
Moneysupermarket.com Group plc	244,182	982,874
Spirax-Sarco Engineering plc	32,327	2,607,770
St James's Place plc	137,868	2,101,918
Weir Group plc (The)	66,571	1,866,093
WH Smith plc	134,454	3,686,521
		45,103,031

United States - 0.6%
Oceaneering International, Inc.	83,654	1,550,945

Total Common Stocks (Cost $207,491,250)		243,162,838

EXCHANGE-TRADED FUNDS - 1.4%
iShares MSCI Hong Kong ETF	116,803	2,956,284
iShares MSCI Singapore ETF (b)	18,776	500,756

Total Exchange-Traded Funds (Cost $3,373,898)		3,457,040

8 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (d)(e)	1,000,000	949,570
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (d)(f)(g)	111,000	104,895
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (d)(f)(g)	142,000	135,326

Total High Social Impact Investments (Cost $1,253,000)		1,189,791

TIME DEPOSIT - 1.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	3,276,210	3,276,210

Total Time Deposit (Cost $3,276,210)		3,276,210

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio	12,860,937	12,860,937

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $12,860,937)		12,860,937

TOTAL INVESTMENTS (Cost $228,255,295) - 103.8%		263,946,816
Other assets and liabilities, net - (3.8%)		(9,556,847)
NET ASSETS - 100.0%		254,389,969

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $15,215,774.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $4,368,404, which represents 1.7% of the net assets of the Fund as of March 31, 2018.

(d) Restricted security. Total market value of restricted securities amounts to $1,189,791, which represents 0.5% of the net assets of the Fund as of March 31, 2018.
(e) Affiliated company (see Note 7).
(f) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(g) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2018.

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At March 31, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	23.3%
Consumer Discretionary	19.1%
Financials	13.5%
Real Estate	9.7%
Information Technology	8.3%
Health Care	7.4%
Materials	6.8%
Consumer Staples	5.3%
Utilities	2.0%
Exchange-Traded Funds	1.4%
Time Deposit	1.3%
Energy	1.0%
High Social Impact Investments	0.5%
Telecommunication Services	0.4%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	111,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	142,000
See notes to financial statements.

10 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $227,255,295) - including $15,215,774 of securities on loan	$262,997,246
Investments in securities of affiliated issuers, at value (identified cost $1,000,000)	949,570
Cash	16,622
Cash denominated in foreign currency, at value (cost $184,290)	183,248
Receivable for investments sold	2,316,723
Receivable for capital shares sold	528,042
Dividends and interest receivable	564,906
Interest receivable - affiliated	4,458
Securities lending income receivable	30,702
Tax reclaims receivable	116,701
Directors' deferred compensation plan	127,696
Other assets	2,450
Total assets	267,838,364

LIABILITIES
Payable for investments purchased	119,219
Payable for capital shares redeemed	20,684
Deposits for securities loaned	12,860,937
Payable to affiliates:
Investment advisory fee	159,308
Administrative fee	25,489
Distribution and service fees	18,352
Sub-transfer agency fee	12,119
Directors' deferred compensation plan	127,696
Accrued expenses	104,591
Total liabilities	13,448,395
NET ASSETS	$254,389,969

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$207,533,559
Accumulated distributions in excess of net investment income	(2,101,932)
Accumulated undistributed net realized gain	13,267,316
Net unrealized appreciation	35,691,026
Total	$254,389,969

NET ASSET VALUE PER SHARE
Class A (based on net assets of $60,119,532 and 3,177,091 shares outstanding)	$18.92
Class C (based on net assets of $6,834,051 and 369,493 shares outstanding)	$18.50
Class I (based on net assets of $187,436,386 and 10,101,933 shares outstanding)	$18.55

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$19.86
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $143,994)	$1,443,909
Interest income - unaffiliated issuers	2,034
Interest income - affiliated issuers	7,375
Securities lending income, net	68,702
Total investment income	1,522,020

EXPENSES
Investment advisory fee	877,273
Administrative fee	140,199
Distribution and service fees:
Class A	68,892
Class C	32,082
Directors' fees and expenses	2,737
Custodian fees	65,471
Transfer agency fees and expenses	95,701
Accounting fees	55,689
Professional fees	25,247
Registration fees	39,304
Reports to shareholders	12,682
Miscellaneous	38,580
Total expenses	1,453,857
Reimbursement of expenses-other	(2,450)
Net expenses	1,451,407
Net investment income	70,613

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	16,133,914
Foreign currency transactions	102,856
16,236,770

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	1,327,894
Investment securities - affiliated issuers	(3,510)
Foreign currency	(16,577)
1,307,807

Net realized and unrealized gain	17,544,577

Net increase in net assets resulting from operations	$17,615,190
See notes to financial statements.

12 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$70,613	$1,362,574
Net realized gain	16,236,770	22,027,071
Net change in unrealized appreciation (depreciation)	1,307,807	25,475,363
Net increase in net assets resulting from operations	17,615,190	48,865,008

Distributions to shareholders from:
Net investment income:
Class A shares	(650,419)	(1,050,800)
Class C shares	(52,152)	(3,184)
Class I shares	(2,020,392)	(1,136,929)
Class Y shares	(862,802)	(418,018)
Net realized gain:
Class A shares	(2,668,828)	—
Class C shares	(320,586)	—
Class I shares	(5,952,364)	—
Class Y shares	(2,618,798)	—
Total distributions to shareholders	(15,146,341)	(2,608,931)

Capital share transactions:
Class A shares	8,814,664	(70,561,791)
Class C shares	894,278	(434,754)
Class I shares	68,247,533	23,086,963
Class Y shares (a)	(45,149,615)	(6,605,540)
Net increase (decrease) in net assets from capital share transactions	32,806,860	(54,515,122)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,275,709	(8,259,045)

NET ASSETS
Beginning of period	219,114,260	227,373,305
End of period (including accumulated undistributed (distributions in excess of) net investment income of ($2,101,932) and $1,413,220, respectively)	$254,389,969	$219,114,260
(a) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

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CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$18.70		$14.78	$14.58		$16.42	$15.76	$12.59
Income from investment operations:
Net investment income (loss) (a)	(0.01)		0.03	0.15	(b)	0.14	0.15	0.14
Net realized and unrealized gain (loss)	1.44		4.04	0.63		(0.83)	0.66	3.19
Total from investment operations	1.43		4.07	0.78		(0.69)	0.81	3.33
Distributions from:
Net investment income	(0.24)		(0.15)	(0.11)		(0.18)	(0.15)	(0.16)
Net realized gain	(0.97)		—	(0.47)		(0.97)	—	—
Total distributions	(1.21)		(0.15)	(0.58)		(1.15)	(0.15)	(0.16)
Total increase (decrease) in net asset value	0.22		3.92	0.20		(1.84)	0.66	3.17
Net asset value, ending	$18.92		$18.70	$14.78		$14.58	$16.42	$15.76
Total return (c)	7.96%	(d)	27.89%	5.49%		(4.32%)	5.14%	26.70%
Ratios to average net assets: (e)
Total expenses	1.40%	(f)	1.48%	1.49%		1.69%	1.85%	2.13%
Net expenses	1.40%	(f)	1.48%	1.46%		1.66%	1.66%	1.66%
Net investment income (loss)	(0.10%)	(f)	0.18%	1.07%	(b)	0.88%	0.88%	1.04%
Portfolio turnover	33%	(d)	158%	52%		51%	56%	42%
Net assets, ending (in thousands)	$60,120		$50,552	$107,429		$99,908	$50,540	$45,563

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.04% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$18.29		$14.43	$14.28		$16.08	$15.44	$12.30
Income from investment operations:
Net investment income (loss) (a)	(0.08)		(0.04)	0.01	(b)	(0.03)	(0.01)	0.02
Net realized and unrealized gain (loss)	1.42		3.91	0.61		(0.76)	0.66	3.14
Total from investment operations	1.34		3.87	0.62		(0.79)	0.65	3.16
Distributions from:
Net investment income	(0.16)		(0.01)	—		(0.04)	(0.01)	(0.02)
Net realized gain	(0.97)		—	(0.47)		(0.97)	—	—
Total distributions	(1.13)		(0.01)	(0.47)		(1.01)	(0.01)	(0.02)
Total increase (decrease) in net asset value	0.21		3.86	0.15		(1.80)	0.64	3.14
Net asset value, ending	$18.50		$18.29	$14.43		$14.28	$16.08	$15.44
Total return (c)	7.56%	(d)	26.83%	4.46%		(5.09%)	4.20%	25.70%
Ratios to average net assets: (e)
Total expenses	2.15%	(f)	2.61%	2.67%		2.72%	2.81%	3.27%
Net expenses	2.15%	(f)	2.30%	2.44%		2.50%	2.50%	2.50%
Net investment income (loss)	(0.86%)	(f)	(0.24%)	0.04%	(b)	(0.18%)	(0.08%)	0.17%
Portfolio turnover	33%	(d)	158%	52%		51%	56%	42%
Net assets, ending (in thousands)	$6,834		$5,850	$5,037		$5,030	$4,605	$3,282

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.04% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

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CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2017	2016		2015	2014	2013
Net asset value, beginning	$18.42		$14.56	$14.38		$16.19	$15.54	$12.37
Income from investment operations:
Net investment income (a)	0.02		0.17	0.19	(b)	0.19	0.20	0.25
Net realized and unrealized gain (loss)	1.41		3.90	0.63		(0.80)	0.66	3.10
Total from investment operations	1.43		4.07	0.82		(0.61)	0.86	3.35
Distributions from:
Net investment income	(0.33)		(0.21)	(0.17)		(0.23)	(0.21)	(0.18)
Net realized gain	(0.97)		—	(0.47)		(0.97)	—	—
Total distributions	(1.30)		(0.21)	(0.64)		(1.20)	(0.21)	(0.18)
Total increase (decrease) in net asset value	0.13		3.86	0.18		(1.81)	0.65	3.17
Net asset value, ending	$18.55		$18.42	$14.56		$14.38	$16.19	$15.54
Total return (c)	8.13%	(d)	28.44%	5.84%		(3.86%)	5.58%	27.43%
Ratios to average net assets: (e)
Total expenses	1.16%	(f)	1.07%	1.17%		1.15%	1.18%	1.43%
Net expenses	1.16%	(f)	1.07%	1.16%		1.15%	1.18%	1.20%
Net investment income	0.20%	(f)	1.06%	1.35%	(b)	1.22%	1.24%	1.76%
Portfolio turnover	33%	(d)	158%	52%		51%	56%	42%
Net assets, ending (in thousands)	$187,436		$115,698	$69,319		$40,833	$32,079	$24,130

(a) Computed using average shares outstanding.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.008 per share and 0.06% of average net assets.
(c) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(d) Not annualized.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert International Opportunities Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair

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value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Canada	$4,859,205	$—		$—	$4,859,205
Netherlands	1,085,555	7,090,446		—	8,176,001
United States	1,550,945	—		—	1,550,945
Other Countries(2)	—	228,576,687		—	228,576,687
Total Common Stocks	$7,495,705	$235,667,133	(3)	$—	$243,162,838
Exchange-Traded Funds	3,457,040	—		—	3,457,040
High Social Impact Investments	—	949,570		240,221	1,189,791
Time Deposit	—	3,276,210		—	3,276,210
Short Term Investment of Cash Collateral for Securities Loaned	12,860,937	—		—	12,860,937
Total Investments	$23,813,682	$239,892,913		$240,221	$263,946,816

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2018 is not presented. At March 31, 2018, investments having a value of $18,263,261 were transferred from Level 1 to Level 2 during the six months then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund’s fair valuation pricing service.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $877,273.
Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee. Prior to November 1, 2017, Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., served as sub-adviser to the Fund.
CRM and EVAIL (EVMI prior to November 1, 2017) have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.43%, 2.26% and 1.16% for Class A, Class C and Class I, respectively, and prior to the close of business on December 8, 2017, 1.41% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM, EVAIL and EVMI waived or reimbursed no expenses.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. For the six months ended March 31, 2018, CRM was paid administrative fees of $140,199.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $68,892 and $32,082 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $17,093 as its portion of the sales charge on sales of Class A shares and $329 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $15,857 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM's Chief Executive Officer and four additional members. Each member (other than CRM's Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $2,450, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.

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NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $91,831,402 and $74,921,033, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$230,657,103
Gross unrealized appreciation	$36,522,823
Gross unrealized depreciation	(3,233,110)
Net unrealized appreciation (depreciation)	$33,289,713
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower. At March 31, 2018, the total value of securities on loan was $15,215,774 and the total value of collateral received was $15,828,392, comprised of cash of $12,860,937 and U.S. Government and/or agencies securities of $2,967,455.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$15,534,142	$—	$—	$—	$15,534,142
Exchange-Traded Funds	294,250	—	—	—	294,250
Total	$15,828,392	$—	$—	$—	$15,828,392
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.

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The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.
NOTE 7 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC's Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently two Fund Board members (one of whom is CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC's Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund intends to request a new exemptive order from the SEC to permit additional investment in CIC notes.
In addition, an affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2018, the value of the Fund's investment in affiliated companies was $949,570, which represents 0.37% of the Fund's net assets. Transactions in affiliated companies by the Fund for the six months ended March 31, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes,
1.50%, 12/15/19	$1,000,000	$—	$—	$1,000,000	$949,570	$7,375	$—	$—	($3,510)
TOTAL					$949,570	$7,375	$—	$—	($3,510)

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and the year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	595,934	$11,257,682	1,095,896	$17,214,378
Reinvestment of distributions	175,001	3,160,516	67,243	961,581
Shares redeemed	(297,697)	(5,603,534)	(5,729,215)	(88,737,750)
Net increase (decrease)	473,238	$8,814,664	(4,566,076)	($70,561,791)

Class C
Shares sold	56,889	$1,046,142	53,630	$847,542
Reinvestment of distributions	18,636	329,666	193	2,718
Shares redeemed	(25,862)	(481,530)	(83,136)	(1,285,014)
Net increase (decrease)	49,663	$894,278	(29,313)	($434,754)

Class I
Shares sold	1,487,011	$27,486,582	2,647,916	$40,716,918
Reinvestment of distributions	435,520	7,704,353	80,932	1,136,295
Shares redeemed	(925,699)	(17,047,751)	(1,208,983)	(18,766,250)
Conversion from Class Y	2,825,040	50,104,349	—	—
Net increase	3,821,872	$68,247,533	1,519,865	$23,086,963

Class Y (1)
Shares sold	268,609	$4,778,865	1,626,177	$25,255,978
Reinvestment of distributions	176,372	3,028,308	26,818	366,604
Shares redeemed	(159,596)	(2,852,439)	(2,248,321)	(32,228,122)
Conversion to Class I	(2,909,948)	(50,104,349)	—	—
Net decrease	(2,624,563)	($45,149,615)	(595,326)	($6,605,540)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalization of emerging market issuers.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Opportunities Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of peer universe funds for the one-and five year periods ended September 30, 2017, equaled the median of peer universe funds for the three-year period, outperformed its Lipper benchmark index for the one- and five-year periods ended September 30, 2017, and underperformed its Lipper benchmark index for the three-year period ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were at the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert International Opportunities Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert International Opportunities Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 27

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

28 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Adviser Eaton Vance Advisers International Ltd. 125 Old Broad Street London, EC2N 1AR	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24212 3.31.2018

Calvert Emerging Markets Equity Fund

Semiannual Report March 31, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
25	Board of Directors’ Contract Approval
28	Officers and Directors
29	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Gary Greenberg, CFA and Elena Tedesco, CFA, each of Hermes Investment Management Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/29/2012	10/29/2012	8.94%	30.90%	9.40%	9.83%
Class A with 4.75% Maximum Sales Charge	—	—	3.79	24.66	8.33	8.84
Class C at NAV	10/29/2012	10/29/2012	8.54	29.93	8.48	8.89
Class C with 1% Maximum Sales Charge	—	—	7.54	28.93	8.48	8.89
Class I at NAV	10/29/2012	10/29/2012	9.15	31.30	9.79	10.22
Class R6 at NAV	02/01/2018	10/29/2012	9.09	31.23	9.78	10.21

MSCI Emerging Markets Index	—	—	8.96%	24.93%	4.98%	5.54%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.79%	3.68%	1.31%	1.31%
Net			1.27	2.02	0.92	0.92

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Information Technology	35.6%	Tencent Holdings Ltd.	8.2%
Financials	30.6%	Samsung Electronics Co. Ltd.	5.1%
Consumer Discretionary	16.3%	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.0%
Industrials	4.7%	Alibaba Group Holdings Ltd. ADR	5.0%
Consumer Staples	4.6%	Industrial & Commercial Bank of China Ltd., Class H	3.4%
Health Care	3.0%	China Construction Bank Corp., Class H	2.9%
Materials	2.8%	AIA Group Ltd.	2.8%
Energy	1.1%	Techtronic Industries Co. Ltd.	2.6%
Utilities	1.1%	Itau Unibanco Holding SA, PFC Shares	2.6%
High Social Impact Investments	0.2%	KB Financial Group, Inc.	2.5%
Total	100.0%	Total	40.1%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018) for Class A, Class C and Class I and (February 1, 2018 to March 31, 2018) for Class R6. The Hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2017 to March 31, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/17)	ENDING ACCOUNT VALUE (3/31/18)	EXPENSES PAID DURING PERIOD (10/1/17 - 3/31/18)	ANNUALIZED EXPENSE RATIO
Actual*
Class A	$1,000.00	$1,089.40	$6.62**	1.27%
Class C	$1,000.00	$1,085.40	$10.50**	2.02%
Class I	$1,000.00	$1,091.50	$4.80**	0.92%
Class R6	$1,000.00	$961.40	$1.43**	0.92%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.39**	1.27%
Class C	$1,000.00	$1,014.86	$10.15**	2.02%
Class I	$1,000.00	$1,020.34	$4.63**	0.92%
Class R6	$1,000.00	$1,020.34	$4.63**	0.92%

* Class R6 had not commenced operations on October 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2018 to March 31, 2018). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017 (February 1, 2018 for Class R6).

** Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2017 (February 1, 2018 for Class R6).
.

4 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.0%
Brazil - 8.6%
BB Seguridade Participacoes SA	2,269,659	20,122,346
Duratex SA	3,189,904	11,449,624
Itau Unibanco Holding SA, PFC Shares	1,562,957	24,290,940
Klabin SA	2,309,104	14,478,018
Ultrapar Participacoes SA	493,617	10,603,619
		80,944,547

China - 25.5%
Alibaba Group Holding Ltd. ADR (a)(b)	257,020	47,173,451
China Construction Bank Corp., Class H	26,350,000	27,522,677
China Mengniu Dairy Company Ltd.	4,421,310	15,258,276
Gree Electric Appliances, Inc. of Zhuhai, Class A	358,165	2,694,903
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	724,248	4,822,005
Huayu Automotive Systems Co. Ltd., Class A	546,836	2,068,047
Industrial & Commercial Bank of China Ltd., Class H	37,188,291	32,409,061
NARI Technology Co. Ltd., Class A	5,118,752	13,681,091
Shenzhen International Holdings Ltd.	7,855,373	17,310,352
Tencent Holdings Ltd.	1,445,996	77,620,398
		240,560,261

Egypt - 0.6%
Commercial International Bank Egypt SAE	1,159,536	5,863,215

Hong Kong - 7.4%
AIA Group Ltd.	3,088,400	26,401,731
Samsonite International SA	4,198,846	19,204,729
Techtronic Industries Co. Ltd.	4,195,290	24,622,517
		70,228,977

Hungary - 1.6%
Richter Gedeon Nyrt	730,020	15,255,623

India - 12.6%
Bharat Forge Ltd.	1,505,150	16,257,069
Container Corp of India Ltd.	622,171	11,951,574
HCL Technologies Ltd.	785,957	11,661,582
HDFC Bank Ltd. ADR	133,576	13,193,302
Hero MotoCorp Ltd.	242,233	13,190,723
ICICI Bank Ltd.	3,593,618	15,626,520

www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Motherson Sumi Systems Ltd.	3,234,807	15,541,754
Power Grid Corp. of India Ltd.	3,272,391	9,728,821
Tech Mahindra Ltd.	1,210,756	11,873,720
		119,025,065

Indonesia - 1.8%
Bank Rakyat Indonesia Persero Tbk PT	65,304,760	17,138,551

Mexico - 3.2%
Grupo Financiero Banorte SAB de CV	2,625,636	15,924,237
Wal-Mart de Mexico SAB de CV	5,437,912	13,759,293
		29,683,530

Peru - 1.4%
Credicorp Ltd.	59,830	13,583,803

Russia - 3.0%
Mail.Ru Group Ltd. GDR (a)	263,914	9,193,529
Sberbank of Russia PJSC ADR (b)(c)	53,523	998,204
Sberbank of Russia PJSC ADR (c)	968,770	18,094,099
		28,285,832

South Africa - 3.8%
Bidvest Group Ltd. (The)	10,839	205,692
Foschini Group Ltd. (The)	1,166,628	22,005,533
Shoprite Holdings Ltd.	635,877	13,575,241
		35,786,466

South Korea - 9.8%
KB Financial Group, Inc.	402,018	23,315,926
Samsung Electronics Co. Ltd.	20,488	47,869,721
Samsung Fire & Marine Insurance Co. Ltd.	83,948	21,177,983
		92,363,630

Taiwan - 12.6%
Advantech Co. Ltd.	1,723,983	12,467,092
Chipbond Technology Corp.	5,966,000	14,186,926
Hon Hai Precision Industry Co. Ltd.	5,983,942	18,663,730
LandMark Optoelectronics Corp.	1,184,900	15,601,655
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,079,976	47,259,750
Tong Yang Industry Co. Ltd.	5,733,448	10,366,924
		118,546,077

Turkey - 1.0%
Arcelik AS	2,106,177	9,575,838

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	3,930,667	7,077,574

6 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Kingdom - 1.3%
NMC Health plc	261,067	12,448,929

Total Common Stocks (Cost $823,728,144)		896,367,918

PARTICIPATORY NOTES - 2.0%
China - 2.0%
Gree Electric Appliances, Inc., (Merrill Lynch International & Co.), 8/31/18 (a)	29,400	220,090
Gree Electric Appliances, Inc., (Morgan Stanley Asia Products Ltd.), 12/14/18 (a)	1,061,673	7,947,740
Hangzhou Hikvision Digital Technology Co. Ltd., (Merrill Lynch International & Co.), 1/3/19 (a)	40,846	269,420
Hangzhou Hikvision Digital Technology Co. Ltd., (Merrill Lynch International & Co.), 4/9/19 (a)	376,480	2,483,259
Hangzhou Hikvision Digital Technology Co. Ltd., (Morgan Stanley Asia Products Ltd.), 1/18/19 (a)	1,219,921	8,046,589

Total Participatory Notes (Cost $11,840,897)		18,967,098

WARRANTS - 0.7%
Cayman Islands - 0.7%
Huayu Automotive Systems Co., Ltd., Exp. 4/9/18 (a)	1,836,758	6,910,066

Total Warrants (Cost $7,348,883)		6,910,066

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.2%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (d)(e)	2,000,000	1,899,140
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (d)(f)(g)	43,000	40,635
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (d)(f)(g)	56,000	53,368

Total High Social Impact Investments (Cost $2,099,000)		1,993,143

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0% (h)
State Street Navigator Securities Lending Government Money Market Portfolio	279,300	279,300

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $279,300)		279,300

TOTAL INVESTMENTS (Cost $845,296,224) - 97.9%		924,517,525
Other assets and liabilities, net - 2.1%		19,607,268
NET ASSETS - 100.0%		944,124,793

www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 7

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $42,044,922.
(c) Securities are traded on separate exchanges for the same entity.
(d) Restricted security. Total market value of restricted securities amounts to $1,993,143, which represents 0.2% of the net assets of the Fund as of March 31, 2018.
(e) Affiliated company (see Note 7).
(f) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(g) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2018.

(h) Amount is less than 0.05%.

At, March 31, 2018, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments was as follows:

ECONOMIC SECTORS	(% OF TOTAL INVESTMENTS)*
Information Technology	35.6%
Financials	30.6%
Consumer Discretionary	16.3%
Industrials	4.7%
Consumer Staples	4.6%
Health Care	3.0%
Materials	2.8%
Energy	1.1%
Utilities	1.1%
High Social Impact Investments	0.2%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipts
PFC Shares:	Preference Shares

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	43,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	56,000
See notes to financial statements.

8 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $843,296,224) - including $42,044,922 of securities on loan	$922,618,385
Investments in securities of affiliated issuers, at value (identified cost $2,000,000)	1,899,140
Cash	32,090,857
Cash denominated in foreign currency, at value (cost $643,019)	642,697
Receivable for investments sold	28,372,701
Receivable for capital shares sold	5,479,880
Dividends and interest receivable	931,253
Interest receivable - affiliated	8,917
Securities lending income receivable	6,409
Receivable from affiliates	314,455
Directors' deferred compensation plan	95,658
Other assets	5,038
Total assets	992,465,390

LIABILITIES
Payable for investments purchased	46,674,557
Payable for capital shares redeemed	224,504
Payable for foreign capital gains taxes	191,878
Deposits for securities loaned	279,300
Payable to affiliates:
Investment advisory fee	669,507
Administrative fee	91,296
Distribution and service fees	52,035
Sub-transfer agency fee	14,628
Directors' deferred compensation plan	95,658
Accrued expenses	47,234
Total liabilities	48,340,597
NET ASSETS	$944,124,793

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$859,607,393
Accumulated undistributed net investment income	1,351,023
Accumulated undistributed net realized gain	4,169,927
Net unrealized appreciation	78,996,450
Total	$944,124,793

www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT EMERGING MARKETS EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2018 (Unaudited) - CONT’D

NET ASSET VALUE PER SHARE
Class A (based on net assets of $176,943,722 and 9,953,891 shares outstanding)	$17.78
Class C (based on net assets of $20,610,790 and 1,182,902 shares outstanding)	$17.42
Class I (based on net assets of $746,560,657 and 41,586,009 shares outstanding)	$17.95
Class R6 (based on net assets of $9,624 and 536 shares outstanding, including fractional shares)	$17.95

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$18.67
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

10 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $425,115)	$4,065,447
Interest income - unaffiliated issuers	670
Interest income - affiliated issuers	14,750
Securities lending income, net	12,495
Total investment income	4,093,362

EXPENSES
Investment advisory fee	2,531,120
Administrative fee	344,545
Distribution and service fees:
Class A	141,370
Class C	53,030
Directors' fees and expenses	5,808
Custodian fees	337,076
Transfer agency fees and expenses	189,514
Accounting fees	61,502
Professional fees	38,835
Registration fees	92,151
Reports to shareholders	23,276
Miscellaneous	22,421
Total expenses	3,840,648
Waiver and/or reimbursement of expenses by affiliates	(882,175)
Reimbursement of expenses-other	(5,038)
Net expenses	2,953,435
Net investment income	1,139,927

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	6,912,899
Foreign currency transactions	(705,546)
6,207,353

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers (including net increase in payable for foreign capital gains taxes of $174,273)	25,931,637
Investment securities - affiliated issuers	(7,020)
Foreign currency	(28,850)
25,895,767

Net realized and unrealized gain	32,103,120

Net increase in net assets resulting from operations	$33,243,047
See notes to financial statements.

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CALVERT EMERGING MARKETS EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$1,139,927	$1,875,213
Net realized gain	6,207,353	3,399,544
Net change in unrealized appreciation (depreciation)	25,895,767	41,529,615
Net increase in net assets resulting from operations	33,243,047	46,804,372

Distributions to shareholders from:
Net investment income:
Class A shares	(169,566)	(160,548)
Class C shares	—	(1,582)
Class I shares	(1,069,638)	(514,051)
Class Y shares	—	(212,318)
Total distributions to shareholders	(1,239,204)	(888,499)

Capital share transactions:
Class A shares	108,042,726	14,094,148
Class C shares	15,575,242	3,183,341
Class I shares	596,423,884	45,733,960
Class R6 shares (a)	10,000	—
Class Y shares (b)	(110,789,228)	68,695,807
Net increase in net assets from capital share transactions	609,262,624	131,707,256

TOTAL INCREASE IN NET ASSETS	641,266,467	177,623,129

NET ASSETS
Beginning of period	302,858,326	125,235,197
End of period (including accumulated undistributed net investment income of $1,351,023 and $1,450,300, respectively)	$944,124,793	$302,858,326

(a) From February 1, 2018 inception.
(b) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

12 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,					Period Ended September 30,
CLASS A SHARES			2017	2016		2015	2014	2013(a)
Net asset value, beginning	$16.33		$12.94	$10.90		$13.15	$13.34	$12.00
Income from investment operations:
Net investment income (b)	0.01		0.10	0.08	(c)	0.11	0.08	0.13
Net realized and unrealized gain (loss)	1.47		3.36	2.06		(1.92)	0.46	1.34
Total from investment operations	1.48		3.46	2.14		(1.81)	0.54	1.47
Distributions from:
Net investment income	(0.03)		(0.07)	(0.10)		(0.03)	(0.04)	(0.13)
Net realized gain	—		—	—		(0.41)	(0.69)	—
Total distributions	(0.03)		(0.07)	(0.10)		(0.44)	(0.73)	(0.13)
Total increase (decrease) in net asset value	1.45		3.39	2.04		(2.25)	(0.19)	1.34
Net asset value, ending	$17.78		$16.33	$12.94		$10.90	$13.15	$13.34
Total return (d)	8.94%	(e)	26.89%	19.75%		(14.18%)	4.19%	12.30%
Ratios to average net assets: (f)
Total expenses	1.50%	(g)	1.80%	1.95%		2.18%	2.22%	3.03%	(g)
Net expenses	1.27%	(g)	1.27%	1.47%		1.75%	1.78%	1.78%	(g)
Net investment income	0.10%	(g)	0.73%	0.66%	(c)	0.84%	0.57%	1.16%	(g)
Portfolio turnover	16%	(e)	36%	32%		66%	95%	74%
Net assets, ending (in thousands)	$176,944		$62,432	$39,343		$23,569	$20,628	$6,337

(a) From October 29, 2012 inception.
(b) Computed using average shares outstanding.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.03% of average net assets.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

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CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,					Period Ended September 30,
CLASS C SHARES			2017	2016		2015	2014	2013(a)
Net asset value, beginning	$16.04		$12.76	$10.74		$13.05	$13.34	$12.00
Income from investment operations:
Net investment income (loss) (b)	(0.05)		0.01	—	(c)	(0.03)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	1.43		3.29	2.03		(1.87)	0.45	1.37
Total from investment operations	1.38		3.30	2.03		(1.90)	0.40	1.36
Distributions from:
Net investment income	—		(0.02)	(0.01)		—	—	(0.02)
Net realized gain	—		—	—		(0.41)	(0.69)	—
Total distributions	—		(0.02)	(0.01)		(0.41)	(0.69)	(0.02)
Total increase (decrease) in net asset value	1.38		3.28	2.02		(2.31)	(0.29)	1.34
Net asset value, ending	$17.42		$16.04	$12.76		$10.74	$13.05	$13.34
Total return (d)	8.54%	(e)	25.88%	18.94%		(14.98%)	3.10%	11.38%
Ratios to average net assets: (f)
Total expenses	2.26%	(g)	3.69%	4.44%		5.00%	4.36%	100.72%	(g)
Net expenses	2.02%	(g)	2.02%	2.21%		2.70%	2.78%	2.78%	(g)
Net investment income (loss)	(0.53%)	(g)	0.08%	0.02%	(c)	(0.23%)	(0.41%)	(0.09%)	(g)
Portfolio turnover	16%	(e)	36%	32%		66%	95%	74%
Net assets, ending (in thousands)	$20,611		$4,627	$994		$566	$610	$133

(a) From October 29, 2012 inception.
(b) Computed using average shares outstanding.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.03% of average net assets.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30,					Period Ended September 30,
CLASS I SHARES			2017	2016		2015	2014	2013(a)
Net asset value, beginning	$16.48		$13.06	$10.99		$13.26	$13.49	$12.00
Income from investment operations:
Net investment income (b)	0.06		0.17	0.12	(c)	0.14	0.10	0.19
Net realized and unrealized gain (loss)	1.46		3.35	2.09		(1.93)	0.48	1.33
Total from investment operations	1.52		3.52	2.21		(1.79)	0.58	1.52
Distributions from:
Net investment income	(0.05)		(0.10)	(0.14)		(0.07)	(0.12)	(0.03)
Net realized gain	—		—	—		(0.41)	(0.69)	—
Total distributions	(0.05)		(0.10)	(0.14)		(0.48)	(0.81)	(0.03)
Total increase (decrease) in net asset value	1.47		3.42	2.07		(2.27)	(0.23)	1.49
Net asset value, ending	$17.95		$16.48	$13.06		$10.99	$13.26	$13.49
Total return (d)	9.15%	(e)	27.27%	20.31%		(13.92%)	4.49%	12.73%
Ratios to average net assets: (f)
Total expenses	1.26%	(g)	1.32%	1.41%		1.48%	1.42%	1.65%	(g)
Net expenses	0.92%	(g)	0.92%	1.12%		1.40%	1.42%	1.43%	(g)
Net investment income	0.65%	(g)	1.20%	1.06%	(c)	1.12%	0.78%	1.61%	(g)
Portfolio turnover	16%	(e)	36%	32%		66%	95%	74%
Net assets, ending (in thousands)	$746,561		$126,398	$58,259		$39,101	$33,721	$33,053

(a) From October 29, 2012 inception.
(b) Computed using average shares outstanding.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.03% of average net assets.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Not annualized.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

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CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Period ended March 31, 2018(a) (Unaudited)
CLASS R6 SHARES
Net asset value, beginning	$18.65
Income from investment operations:
Net investment income (b)	0.13
Net realized and unrealized loss	(0.83)
Total from investment operations	(0.70)
Total decrease in net asset value	(0.70)
Net asset value, ending	$17.95
Total return (d)	(3.86%)	(c)
Ratios to average net assets: (e)
Total expenses	1.19%	(f)
Net expenses	0.92%	(f)
Net investment income	1.50%	(f)
Portfolio turnover	16%	(c)(g)
Net assets, ending (in thousands)	$10

(a) From February 1, 2018 inception.
(b) Computed using average shares outstanding.
(c) Not annualized.
(d) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
(g) For the Fund's six months ended March 31, 2018.
See notes to financial statements.

16 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Emerging Markets Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. The Fund previously offered Class Y shares. At the close of business on December 8, 2017, Class Y shares were converted to Class I shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser, and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair

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value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Participatory notes are valued based on the value of the underlying equity security as determined using the valuation techniques for equity securities listed above. Participatory notes are categorized as Level 2 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

18 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$80,944,547	$—		$—	$80,944,547
China	47,173,451	193,386,810		—	240,560,261
India	13,193,302	105,831,763		—	119,025,065
Mexico	29,683,530	—		—	29,683,530
Peru	13,583,803	—		—	13,583,803
Russia	998,204	27,287,628		—	28,285,832
Taiwan	47,259,750	71,286,327		—	118,546,077
Other Countries(2)	—	265,738,803		—	265,738,803
Total Common Stocks	$232,836,587	$663,531,331	(3)	$—	$896,367,918
Participatory Notes	—	18,967,098		—	18,967,098
Warrants	—	6,910,066		—	6,910,066
High Social Impact Investments	—	1,899,140		94,003	1,993,143
Short Term Investment of Cash Collateral for Securities Loaned	279,300	—		—	279,300
Total Investments	$233,115,887	$691,307,635		$94,003	$924,517,525

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At March 31, 2018, investments having a value of $10,478,925 were transferred from Level 1 to Level 2 during the six months then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Participatory Notes: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (P-notes), especially in markets where direct investment by the Fund is not possible. P-notes are generally issued by a bank or broker-dealer (the counterparty) and are designed to offer a return linked to a particular underlying equity security. While the holder of a P-note is entitled to receive from the counterparty any dividends paid by the underlying security, the counterparty

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retains legal ownership and voting rights of the underlying security. The risks associated with investing in a P-note may include the possible failure of the counterparty to perform its obligations under the terms of the agreement, an inability to liquidate or transfer the notes, and an imperfect correlation between the value of the P-note and the underlying security.
F. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. Interim Financial Statements: The interim financial statements relating to March 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.88% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the investment advisory fee amounted to $2,531,120 or 0.88% (annualized) of the Fund's average daily net assets.
Hermes Investment Management Limited (Hermes) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.27%, 2.02%, 0.92% and 0.92% for Class A, Class C, Class I and Class R6, respectively, and prior to the close of business on December 8, 2017, 0.85% for Class Y, of such class’ average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2019. For the six months ended March 31, 2018, CRM waived or reimbursed expenses of $864,031. A portion of the expenses waived or reimbursed was borne by Hermes.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 (and Class Y prior to the close of business on December 8, 2017) and is payable monthly. CRM contractually waived 0.02% of the

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administrative fee through January 31, 2018 for Class I. For the six months ended March 31, 2018, CRM was paid administrative fees of $344,545, of which $18,144 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2018 amounted to $141,370 and $53,030 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $54,025 as its portion of the sales charge on sales of Class A shares and $1,099 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2018.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $24,417 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser, and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended March 31, 2018, the Fund’s allocated portion of such expense and reimbursement was $5,038, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $683,034,125 and $88,768,871, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $1,559,277 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2017, $1,559,277 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$845,774,104
Gross unrealized appreciation	$89,365,292
Gross unrealized depreciation	(10,621,871)
Net unrealized appreciation (depreciation)	$78,743,421

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NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2018, the total value of securities on loan was $42,044,922 and the total value of collateral received was $41,813,380, comprised of cash of $279,300 and U.S. Government and/or agencies securities of $41,534,080.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$41,813,380	$—	$—	$—	$41,813,380
The carrying amount of the liability for deposits for securities loaned at March 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2018.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2018. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2018.
NOTE 7 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC's Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently two Fund Board members (one of whom is CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC's Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund intends to request a new exemptive order from the SEC to permit additional investment in CIC notes.
In addition, an affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund.

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At March 31, 2018, the value of the Fund’s investment in affiliated companies was $1,899,140, which represents 0.2% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the six months ended March 31, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes,
1.50%, 12/15/19	$2,000,000	$—	$—	$2,000,000	$1,899,140	$14,750	$—	$—	($7,020)
TOTAL					$1,899,140	$14,750	$—	$—	($7,020)

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2018 and year ended September 30, 2017 were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,224,701	$127,380,894	2,714,784	$39,910,400
Reinvestment of distributions	9,049	156,374	12,454	148,081
Shares redeemed	(1,103,112)	(19,494,542)	(1,943,550)	(25,964,333)
Net increase	6,130,638	$108,042,726	783,688	$14,094,148

Class C
Shares sold	920,570	$16,017,570	233,865	$3,505,694
Reinvestment of distributions	—	—	121	1,420
Shares redeemed	(26,134)	(442,328)	(23,457)	(323,773)
Net increase	894,436	$15,575,242	210,529	$3,183,341

Class I
Shares sold	27,004,948	$484,284,361	4,317,449	$61,919,177
Reinvestment of distributions	58,557	1,021,237	42,446	508,083
Shares redeemed	(4,137,465)	(73,672,198)	(1,152,319)	(16,693,300)
Conversion from Class Y	10,991,452	184,790,484	—	—
Net increase	33,917,492	$596,423,884	3,207,576	$45,733,960

Class R6 (1)
Shares sold	536	$10,000	—	$—
Net increase	536	$10,000	—	$—

Class Y (2)
Shares sold	4,489,874	$76,898,417	5,504,746	$81,985,672
Reinvestment of distributions	—	—	16,100	194,485
Shares redeemed	(169,118)	(2,897,161)	(959,597)	(13,484,350)
Conversion to Class I	(10,904,152)	(184,790,484)	—	—
Net increase (decrease)	(6,583,396)	($110,789,228)	4,561,249	$68,695,807

(1) From February 1, 2018 inception.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalization of emerging market issuers.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

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•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Emerging Markets Equity Fund (the “Fund”), and the investment sub-advisory agreement with Hermes Investment Management Limited (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2017. This performance data indicated that the Fund had outperformed the median of its peer universe and its Lipper benchmark index for the one- and three-year periods ended September 30, 2017. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert Emerging Markets Equity Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert Emerging Markets Equity Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT EMERGING MARKETS EQUITY FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Adviser Hermes Investment Management Limited 150 Cheapside London EC2V 6ET	Transfer Agent DST Asset Manager Solutions, Inc. (formerly known as Boston Financial Data Services, Inc. (“BFDS”)) 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24214 3.31.2018

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 24, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 24, 2018